DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS
DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS
Included in discontinued operations for the years ended December 31, 2012 and 2011 are the operating results of the two properties discussed below.
      The Company sold the Heatherwood Apartments, which were originally obtained through foreclosure on the Heatherwood Note in February 2012, to an unaffiliated purchaser for $1.0 million on April 18, 2013 and recognized a loss on disposition of $31,000. The Company provided the purchaser with financing of $800,000 and the purchaser paid cash of $200,000 in connection with the disposition.
The Company sold the Town Park Apartments to an unaffiliated purchaser on April 30, 2013 for $10.3 million and recognized a gain of approximately $3.2 million on disposition.

The results of discontinued operations are summarized for the years ended December 31, 2012 and 2011 as follows (in thousands):

	Years Ended
	December 31,
	2012	2011
Revenues:
Rental income	$3,132	$1,530
Gain on foreclosure	1,232	—
Interest income	—	1
Total revenues	4,364	1,531

Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	—
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$298	$(976)

Weighted average common shares outstanding	14,886	5,652

Basic and diluted income (loss) per common share	$0.02	$(0.17)